J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 15, 2019

to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the JPMorgan Diversified Fund (the “Fund”) is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-Adviser
Jeffrey A. Geller	2019	Managing Director
Morgan M. Moriarty	2019	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Diversified Fund” section is deleted in its entirety and replaced with the following:

Diversified Fund

The Diversified Fund utilizes a team-based portfolio management approach and is managed by JPMIM’s Multi-Asset Solutions team (MAS). The lead portfolio managers who are primarily responsible for management and oversight of the Fund are Jeffrey A. Geller, Managing Director and CFA charterholder, and Morgan M. Moriarty, Vice President and CFA charterholder. Together with a team of portfolio managers and investment professionals, they establish the strategic asset allocation of the Fund and focus on portfolio construction, investment strategy selection and global tactical asset allocation (GTAA) for the Fund, which is comprised of underlying equity and fixed income strategies. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller has investment oversight responsibility for the Fund. Ms. Moriarty is a portfolio manager in MAS and an employee of JPMIM since 2011. Ms. Moriarty focuses on asset allocation, portfolio construction, manager selection, and GTAA across multi-asset class portfolios.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-DIV-1019

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 15, 2019

to the Statement of Additional Information dated November 1, 2018, as supplemented

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section with respect to the JPMorgan Diversified Fund (the “Fund”) is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Diversified Fund
Jeffrey Geller[1]	31	$79,451,822	35	$41,491,969	14	$9,186,589
Morgan Moriarty[1]	5	6,277,481	19	6,166,830	17	3,409,825

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Diversified Fund
Jeffrey Geller[1]	0	$0	0	$0	0	$0
Morgan Moriarty[1]	0	0	0	0	1	2,252,193

1	As of June 30, 2019.

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of assets allocation, multi-managed or other accounts.

In addition, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of the fiscal year ended June 30, 2018:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Diversified Fund
Jeffrey Geller[1]	X
Morgan Moriarty[1]			X

1	As of June 30, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-DIV-1019